SUBSEQUENT EVENTS (Details) - Motif Labs Ltd. (“Motif”) - Major business combination $ / shares in Units, $ in Millions	Dec. 06, 2024 CAD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Equity interest acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 90
Cash transferred	50
Equity interests of acquirer	$ 40
Period for measuring volume-weighted average price per share	30 days
Weighted average share price (in CAD per share) | $ / shares	$ 2.3210
Contingent consideration recognised as of acquisition date	$ 10
Contingent consideration, weighted average share price, minimum threshold (in CAD per share) | $ / shares	$ 3.2203
Contingent consideration, weighted average share price (in CAD per share) | $ / shares	$ 3.22031